Goodwill (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Goodwill	$ 148,550,618	$ 161,583,233
Chile Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	46,046,472	46,502,645
International Business Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	70,088,002	82,664,444
Wines Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	32,416,144	32,416,144
Embotelladoras Chilenas Unidas Sa [Member] | Chile Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	25,257,686	25,257,686
Manantial Sa [Member] | Chile Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	8,879,245	8,879,245
Compania Pisquera De Chile S A [Member] | Chile Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	9,808,550	9,808,550
Los Huemules S R L [Member] | Chile Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	314	480
D And D Sp A [Member] | Chile Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	2,100,677	2,100,677
Cervecera Guayacan Spa [Member] | Chile Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill		456,007
Ccu Argentina Sa And Subsidiaries [Member] | International Business Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	45,633,300	54,647,107
Aguas De Origen S A [Member] | International Business Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	5,231,247	5,557,026
Marzurel Sa Coralina Sa And Milotur Sa [Member] | International Business Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	5,329,645	5,186,877
Bebidas Del Paraguay S A And Distribuidora Del Paraguay S A [Member] | International Business Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	6,176,309	5,702,154
Bebidas Bolivianas B B O S A [Member] | International Business Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	7,717,501	11,571,280
Vina San Pedro Tarapaca S A [Member] | Wines Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 32,416,144	$ 32,416,144